SIGNIFICANT ACCOUNTING POLICIES - Computation of Earnings Per Share, Three Months Ended (Details) (USD $)	3 Months Ended
	Jun. 30, 2012	Jun. 30, 2011
Notes to Financial Statements
Loss (numerator)	$ (359,284)	$ (343,488)
Shares (denominator)	347,781,549	272,894,752
Basic and diluted loss per share	$ 0.00	$ 0.00